Financial Items (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Financial Items
The detail of financial income and other items, net in 2022, 2021 and 2020 was as follows:

	2022	2021	2020
Effects of amortized cost on assets and liabilities and others, net	$(32)	(28)	(89)
Net interest cost of pension liabilities (note 19)	(26)	(25)	(27)
Results from financial instruments, net (notes 14.2 and 17.4)	(5)	(6)	(17)
Foreign exchange results	73	(35)	(3)
Financial income	27	22	20
Others	10	(7)	1

	$47	(79)	(115)